Finance Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Interest income on bank deposits	£ 497	£ 450	£ 26
Other interest income	58	36	9
Gain on derecognition of right-of-use assets sub-leased	472	0	0
Fair value movement of financial assets	30	0	0
Foreign exchange gain	2,052	2,943	0
Total	£ 3,109	£ 3,429	£ 35